Trade payables and accrued liabilities	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Trade payables and accrued liabilities
12.
Trade payables and accrued liabilities

	December 31, 2025	December 31, 2024
Trade payables	$2,025,759	$1,271,484
Accruals	597,130	1,745,504
Total trade payables and accrued liabilities	$2,622,889	$3,016,988

Included in trade payables and accrued liabilities are amounts invoiced or accrued, respectively, according to consulting contracts with directors, officers and consultants of the Company (see Note 19).